Reserves - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares yr	Dec. 31, 2018 CAD ($) shares $ / shares	Dec. 31, 2017 USD ($) shares yr		Dec. 31, 2017 CAD ($) shares $ / shares	Apr. 25, 2018	Apr. 24, 2018	Feb. 27, 2018
Disclosure Of Reserves Within Equity [Line Items]
Reclassification made for correct errors in the reserves			$ 9,200,000
Reserves	$ (469,629,000)		$ (142,340,000)	[1]
Number of options, Issued | shares	0	0	202,000		202,000
Weighted average remaining contractual life of outstanding share options | yr	3.17		3.17
Weighted average price of options exercised | $ / shares		$ 23.23			$ 7.47
Compensation expense	$ 12,800,000		$ 10,600,000
Compensation cost not yet recognized	$ 700,000
Stock option, grant date fair value			579,000
Public trading history period taken for estimated volatility	4 years 9 months	4 years 9 months
Performance share unit additional share issued limit	50.00%	50.00%
Dividends declared		$ 0			$ 0
2010 Stock Option Plan And 2015 Equity Incentive Plan | Minimum
Disclosure Of Reserves Within Equity [Line Items]
Outstanding stock option exercisable price per share | $ / shares		$ 2.85
2010 Stock Option Plan And 2015 Equity Incentive Plan | Maximum
Disclosure Of Reserves Within Equity [Line Items]
Outstanding stock option exercisable price per share | $ / shares		$ 35.30
BetEasy
Disclosure Of Reserves Within Equity [Line Items]
Percentage of equity interests acquired	18.00%					80.00%	18.00%	62.00%
TSGA
Disclosure Of Reserves Within Equity [Line Items]
Percentage of equity interests acquired							100.00%
Subsequent Event
Disclosure Of Reserves Within Equity [Line Items]
Additional equity interest acquired							18.00%
Subsequent Event | BetEasy
Disclosure Of Reserves Within Equity [Line Items]
Percentage of equity interests acquired								62.00%
Subsequent Event | TSGA
Disclosure Of Reserves Within Equity [Line Items]
Percentage of equity interests acquired							100.00%
Restated for IFRS 9
Disclosure Of Reserves Within Equity [Line Items]
Reserves			$ 5,400,000

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.